Commitments and Contingencies (Tables)	6 Months Ended
Jun. 30, 2021
Commitments and Contingencies Disclosure [Abstract]
Summary of Contractual Obligations
The contractual obligations schedule set forth below summarizes our contractual obligations excluding interest payable as of June 30, 2021.

	Remainder of 2021	2022	2023	2024	2025	Thereafter	Total

		(in thousands)
Secured term loan facilities and revolving credit facilities	33,832	124,479	202,353	182,527	65,274	—	608,465
2020 Bonds	—	—	—	—	100,000	—	100,000
2018 Bonds	—	—	71,697	—	—	—	71,697
Navigator Aurora Facility	—	—	—	—	—	58,018	58,018
Office operating leases 1	791	253	—	—	—	—	1,044

Total contractual obligations	$34,623	$124,732	$274,050	$182,527	$165,274	$58,018	$839,224

1
The Company occupies office space in London with a lease that commenced in January 2017 for a period of 10 years with a mutual break option in January 2022. The break option was exercised by the Company on April 22, 2021. Please read Note 14—Operating Lease Liabilities for additional information.